Supplement Dated December 12, 2025

To The Prospectus Dated April 28, 2025

JNL® Investors Series Trust

Effective December 31, 2025, for the JNL Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

This Supplement is dated December 12, 2025.

Supplement Dated December 12, 2025

To The Statement of Additional Information Dated April 28, 2025

JNL® Investors Series Trust

Effective December 31, 2025, for the JNL Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

This Supplement is dated December 12, 2025.